RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

14.  RELATED PARTY TRANSACTIONS

The majority holder of the Series C-1 class of preferred stock is a vendor from whom the Company purchases inventory. The collective shareholders of the Series C-1 class of preferred stock have the right to elect one Director to the Board of Directors and the current elected Director is an employee of this vendor. In connection with the inventory purchases, the Company receives various volume rebates and incentives to continue doing business. Total inventory purchases for the three months ended September 30, 2021 and 2020 were approximately $2,994,470 and $3,073,875, respectively, and approximately $9,591,187 and $10,201,409 for the nine months ended September 30, 2021 and 2020, respectively. Volume rebates and incentives received for the three months ended September 30, 2021 and 2020 were approximately $10,513 and $68,437, respectively, and $214,258 and $727,087, for the nine months ended September 30, 2021 and 2020, respectively.

A holder of the Series D-1 class of preferred stock is a vendor from whom the Company purchases inventory. The collective shareholders of the Series D-1 class of preferred stock have the right to elect two Directors to the Board of Directors. The current Directors elected by the collective Series D-1 shareholders are not employees of this vendor. In connection with the inventory purchases, the Company receives various volume rebates and incentives to continue doing business. Total inventory purchases for the three months ended September 30, 2021 and 2020 were approximately $440,068 and $991,990, respectively. Total inventory purchases for the nine months ended September 30, 2021 and 2020 were approximately $1,377,125 and $3,070,601, respectively. Total dunnage purchases for the three months ended September 30, 2021 and 2020 were approximately $658,312 and $607,474, respectively, and total dunnage purchases for the nine months ended September 30, 2021 and 2020 were approximately $1,819,864 and $2,072,945, respectively. Volume rebates and incentives received for the three months ended September 30, 2021 and 2020 were approximately $719 and $0, respectively, and $5,719 and $25,937 for the nine months ended September 30, 2021 and 2020, respectively.

On February 12, 2021, the Company entered into an agreement with AEON Integrated Business Services Co., Ltd., a wholly-owned subsidiary of AEON Co., Ltd. (“AEON”), a Series D-1 shareholder, to license its e-commerce platform through a software licensing arrangement. The objective of the agreement is for the Company to design, develop and support the e-commerce platform customized for the digital marketplace operations of AEON and AEON affiliates. The services provided include implementation services, license of the e-commerce software platform, training, and maintenance and support. The Company has been engaged to provide services to AEON and AEON Malaysia. The total transaction price for the contract includes fixed and variable consideration. Based on the Company’s estimates of the standalone selling prices of the performance obligations identified in the contract, the Company has allocated $7,300,000 to implementation services specific to AEON, $4,500,000 to the implementation services specific to AEON Malaysia, and $20,000 per month to software maintenance services with respect to the licensed software for AEON Malaysia. The transaction price attributable to the software license to AEON Malaysia is variable and consists of sales and usage-based royalties. Yuki Habu, who is a director of Boxed and is expected to be a director of the combined company following the consummation of the Business Combination, is affiliated with AEON. Refer to Note 1 Summary of Significant Accounting Policies for more details.

13.  RELATED PARTY TRANSACTIONS

The majority holder of the Series C-1 class is a vendor from whom the Company purchases inventory. The shareholders of the Series C-1 class of preferred stock have the right to elect one Director to the Board of Directors and the current elected Director is an employee of this vendor. In connection with the inventory purchases, the Company receives various volume rebates and incentives to continue doing business. Total inventory purchases for the years ended December 31, 2020, 2019, and 2018 were approximately $12,880,934, $13,879,944, and $10,074,206, respectively. Volume rebates and incentives received for the years ended December 31, 2020, 2019, and 2018 were approximately $908,867, $1,674,169, and $1,266,562 respectively.

A holder of the Series D-1 class is a vendor from whom the Company purchases inventory. The collective shareholders of the Series D-1 class of preferred stock have the right to elect two Directors to the Board of Directors. The current Directors elected by the collective Series D-1 shareholders are not employees of this vendor. In connection with the inventory purchases, the Company receives various volume rebates and incentives to continue doing business. Total inventory purchases for the year ended December 31, 2020, 2019, and 2018 were approximately $3,878,138, $2,267,312, and $937,033, respectively and total dunnage purchases for the year ended December 31, 2020, 2019, and 2018 were approximately $2,729,376, $2,747,384, and $1,619,350, respectively.

Volume rebates and incentives received for the year ended December 31, 2020, 2019, and 2018 were approximately $25,937, $230,848, and $45,895, respectively.

In March of 2020, the Company signed a memorandum of understanding for the Company’s future software as a service and licensing arrangements with another shareholder of the Series D-1 class of preferred stock. One of the two current elected Directors of the Series D-1 is an employee of this shareholder. No services were provided in 2020. In May 2019, the Company entered into an advisory services agreement and provided a proof of concept in connection with the future software as a service licensing arrangement. Fees recognized for the proof of concept was approximately $300,000 in the year ended December 31, 2019.